Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,705
Ending balance	909	$ 1,705
Property Plant Equipment Oil and Gas Assets	898	1,679
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,388	10,776
Capital expenditures	46	103
Dispositions		(52)
Transfer from/(to) assets held for sale	423	(423)
Net decommissioning dispositions	(42)	(16)
Ending balance	10,815	10,388
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,709)	(8,202)
Depletion and depreciation	99	236
Impairments	763	658
Dispositions		41
Transfer from/(to) assets held for sale	346	(346)
Ending balance	$ (9,917)	$ (8,709)